Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Retroactive Application of Reverse Recapitalization [Member]	Common Stock [Member] Class 1 Common Stock [Member]	Common Stock [Member] Class 1 Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Class 1 Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Class 1 Common Stock [Member] Retroactive Application of Reverse Recapitalization [Member]	Common Stock [Member] Class 2 Common Stock [Member]	Common Stock [Member] Class 2 Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Class 2 Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Class 2 Common Stock [Member] Retroactive Application of Reverse Recapitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Retroactive Application of Reverse Recapitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Retroactive Application of Reverse Recapitalization [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Previously Reported [Member]	Retroactive Application of Reverse Recapitalization [Member]	Class 1 Common Stock [Member]	Class 2 Common Stock [Member]
Beginning balance (in shares) at Dec. 31, 2017	0	68,382,882		(68,382,882)
Beginning balance at Dec. 31, 2017	$ 0	$ 132,378		$ (132,378)
Ending balance (in shares) at Dec. 31, 2018	0		0
Ending balance (in shares) (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018	0
Ending balance at Dec. 31, 2018	$ 0		$ 0
Ending balance (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018	$ 0
Beginning balance (in shares) at Dec. 31, 2017					89,618,719		29,432,459	60,186,260	8,196,622		0	8,196,622
Beginning balance at Dec. 31, 2017					$ 9		$ 3	$ 6	$ 1		$ 0	$ 1	$ 139,143		$ 6,772	$ 132,371	$ (88,724)		$ (88,724)	$ 0	$ 50,429		$ (81,949)	$ 132,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants					$ 0				$ 0				1,796				0				1,796
Exercise of stock options (in shares)					298,579				0
Exercise of stock options					$ 0				$ 0				126				0				126
Vesting of restricted stock units					$ 0				$ 0				0				0				0
Vesting of restricted stock units (shares)					36,141				0
Net loss					$ 0				$ 0				0				(18,231)				(18,231)
Ending balance (in shares) at Dec. 31, 2018					89,953,439	89,953,439			8,196,622	8,196,622
Ending balance (in shares) (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018						0				0
Ending balance at Dec. 31, 2018					$ 9	$ 9			$ 1	$ 1			141,065	$ 141,065			(106,955)	$ (105,047)			$ 34,120	$ 36,028
Ending balance (Adjustment from adoption of ASC 606 [Member]) at Dec. 31, 2018						$ 0				$ 0				$ 0				$ 1,908				$ 1,908
Ending balance (in shares) at Dec. 31, 2019	0																				0		68,383,000	(68,383,000)
Ending balance at Dec. 31, 2019	$ 0																				$ 0		$ 150,356	$ (150,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	0				$ 0				$ 0				2,114				0				2,114
Exercise of stock options (in shares)					1,467,432				0
Exercise of stock options	0				$ 0				$ 0				1,127				0				1,127
Net loss	$ 0				$ 0				$ 0				0				(22,803)				(22,803)
Ending balance (in shares) at Dec. 31, 2019					91,420,871				8,196,622																91,420,871	8,196,622
Ending balance at Dec. 31, 2019					$ 9				$ 1				144,306		11,933	132,373	(127,850)		(145,830)	17,980	16,466		$ (133,894)	$ 150,360
Ending balance at Sep. 30, 2020																					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants													1,987								1,987
Net loss																	(12,714)				(12,714)
Ending balance at Sep. 30, 2020													146,593				(140,564)				$ 6,039
Beginning balance (in shares) at Dec. 31, 2019	0																				0		68,383,000	(68,383,000)
Beginning balance at Dec. 31, 2019	$ 0																				$ 0		$ 150,356	$ (150,356)
Ending balance (in shares) at Dec. 31, 2020	0																				0		68,383,000	(68,383,000)
Ending balance at Dec. 31, 2020	$ 0																						$ 159,028	$ (159,028)
Beginning balance (in shares) at Dec. 31, 2019					91,420,871				8,196,622																91,420,871	8,196,622
Beginning balance at Dec. 31, 2019					$ 9				$ 1				144,306		11,933	132,373	(127,850)		(145,830)	17,980	$ 16,466		(133,894)	150,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	0				$ 0				$ 0				3,063				0				3,063
Exercise of stock options (in shares)					1,339,607				0
Exercise of stock options	0				$ 0				$ 0				1,308				0				1,308
Net loss	0				$ 0				$ 0				0				(17,027)				(17,027)
Ending balance (in shares) at Dec. 31, 2020					92,760,478				8,196,622																92,760,478	8,196,622
Ending balance at Dec. 31, 2020					$ 9				$ 1				148,677		16,301	132,376	(144,877)		(171,527)	26,650	3,810		(155,223)	159,033
Ending balance at Sep. 30, 2020																					0
Beginning balance at Jun. 30, 2020													145,719				(137,849)				7,880
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants													826								826
Net loss																	(2,715)				(2,715)
Ending balance at Sep. 30, 2020													146,593				(140,564)				$ 6,039
Beginning balance at Dec. 31, 2020	$ 0																						159,028	(159,028)
Ending balance (in shares) at Sep. 30, 2021																					0
Ending balance at Sep. 30, 2021																					$ 0
Beginning balance at Dec. 31, 2020					$ 9				$ 1				148,677		$ 16,301	$ 132,376	(144,877)		$ (171,527)	$ 26,650	3,810		$ (155,223)	$ 159,033
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants													20,446								$ 20,446
Exercise of stock options (in shares)																					3,717,000
Net loss																	(44,724)				$ (44,724)
Ending balance at Sep. 30, 2021													510,050				(189,601)				$ 320,465
Ending balance (in shares) at Sep. 30, 2021																					0
Ending balance at Sep. 30, 2021																					$ 0
Beginning balance at Jun. 30, 2021													502,765				(178,407)				324,374
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants													5,914								5,914
Net loss																	(11,194)				(11,194)
Ending balance at Sep. 30, 2021													$ 510,050				$ (189,601)				$ 320,465